Trade and other receivables	12 Months Ended
Aug. 31, 2021
Trade and other receivables
Trade and other receivables

6. Trade and other receivables

	2021	2020
	$	$
Trade receivables	27,388	—
Sales taxes receivable	166,749	72,249
Other receivables	125,603	6,778
	319,740	79,027

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2021, trade receivables of $27,388 [2020 – Nil] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2021	2020
	$	$
0 – 30	—	—
31 – 60	2,008	—
61 – 90	25,380	—
91 and over	—	—
	27,388	—

Movements in the allowance for expected credit losses are as follows:

	2021	2020
	$	$
Opening balance	—	—
Recovery of bad debts	—	(458)
Reversal of trades and other receivables previously written-off	—	458
Closing balance	—	—